LONG-TERM DEBT - Narrative (Details) - USD ($) $ in Thousands						12 Months Ended
	Sep. 20, 2021	Jul. 28, 2021	Jun. 30, 2021	Mar. 19, 2020	Aug. 09, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Apr. 16, 2020	Jun. 22, 2018	Jan. 10, 2017
Debt Instrument [Line Items]
Gain (loss) on extinguishment of debt						$ 7,117	$ 0	$ 0
Payments of Debt Issuance Costs						0	0	613
Nerdy LLC
Debt Instrument [Line Items]
Total debt						0	47,579
Paid-in-kind interest						0	283
Nerdy LLC | Promissory note
Debt Instrument [Line Items]
Debt, gross						0	$ 8,293
Nerdy LLC | Loan and security agreement | Secured Debt
Debt Instrument [Line Items]
Principal amount					$ 50,000
Proceeds from loan and security agreement		$ 11,000		$ 4,000	$ 35,000
Interest rate, stated percentage					10.75%
Paid-in-kind interest rate, stated percentage					0.55%
End of term charge, stated percentage					3.00%
Interest rate at year end							10.75%
Total debt		$ 50,000		$ 39,000	$ 35,000
Repayments of long term debt	$ 50,000
Paid-in-kind interest	2,343
Gain (loss) on extinguishment of debt						(1,278)
Payments of Debt Issuance Costs								613
Nerdy LLC | Coronavirus Aid Relief And Economic Security Act Note Member [Member] | Promissory note
Debt Instrument [Line Items]
Principal amount									$ 8,293
Interest rate, stated percentage									1.00%
Gain (loss) on extinguishment of debt			$ 8,395			$ 8,395
Promissory note and accrued interest forgiven in full			$ 102
Debt, gross	8,293
Accrued interest	$ 102
Nerdy LLC | Prime Rate | Loan and security agreement | Secured Debt
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate					5.50%
Nerdy LLC | Revolving Credit Facility
Debt Instrument [Line Items]
Total amount available to borrow										$ 30,000	$ 15,000
Repaid total outstanding borrowings								$ 10,000
Nerdy LLC | Revolving Credit Facility | Prime Rate
Debt Instrument [Line Items]
Variable interest, percentage rate										0.30%